CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Net sales	$ 365,160	$ 370,407	$ 1,067,264	$ 1,180,956	$ 1,515,371	$ 1,632,255	$ 1,624,758
Cost of goods sold	379,976	366,639	1,080,398	1,175,099	1,530,535	1,626,324	1,570,400
Gross profit (loss)	(14,816)	3,768	(13,134)	5,857	(15,164)	5,931	54,358
Selling, general and administrative expenses	8,687	8,970	23,630	27,183	36,373	31,516	30,849
Loss from operations	(23,503)	(5,202)	(36,764)	(21,326)	(51,537)	(25,585)	23,509
Fair value adjustments						473	(557)
Interest expense, net	(5,163)	(4,193)	(15,014)	(12,875)	(17,132)	(12,938)	(22,406)
Other income (expense), net	(407)	91	254	233	171	(345)	(1)
Loss before benefit for income taxes	(29,073)	(9,304)	(51,524)	(33,968)	(68,498)	(38,395)	545
Benefit for income taxes				563	(562)	(321)	(981)
Consolidated net loss	(29,073)	(9,304)	(51,524)	(33,405)	(67,936)	(38,074)	1,526
Net loss attributed to noncontrolling interests	1,747	1,790	3,662	5,142	7,663	3,110	(107)
Net loss attributed to Pacific Ethanol, Inc.	(27,326)	(7,514)	(47,862)	(28,263)	(60,273)	(34,964)	1,419
Preferred stock dividends	(319)	(319)	(946)	(946)	(1,265)	(1,265)	(1,269)
Income allocated to participating securities							(2)
Net loss available to common stockholders	$ (27,645)	$ (7,833)	$ (48,808)	$ (29,209)	$ (61,538)	$ (36,229)	$ 148
Net loss per share, basic and diluted (in dollars per share)	$ (0.58)	$ (0.18)	$ (1.04)	$ (0.68)	$ (1.42)	$ (0.85)	$ 0.00
Weighted-average shares outstanding, basic					43,376	42,745	42,182
Weighted-average shares outstanding, diluted					43,376	42,745	42,251
Weighted-average shares outstanding, basic and diluted	47,777	43,299	47,030	43,171